Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets on December 31, 2024 and 2023 consist of net operating loss carry-forwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income. As of December 31, 2024 and 2023, the Company had not recorded a liability for any unrecognized tax positions.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2024 and 2023 was as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Income tax benefit at U.S. statutory rate	$(488,227)	$(777,143)
Income tax benefit – state	(151,118)	(240,544)
Permanent differences	2,328	29,510
Deferred tax true-up	33,552	-
Change in valuation allowance	603,465	988,177
Total provision for income tax	$-	$-

The Company’s approximate net deferred tax asset as of December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Deferred Tax Asset:
Net operating loss carryforward	$2,958,758	$2,355,293
Capitalized research and development costs	751,967	183,272
Total deferred tax asset before valuation allowance	3,710,726	2,538,565
Valuation allowance	(3,710,726)	(2,538,565)
Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $13,494,000 on December 31, 2024. Future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that may occur in the future. The net operating loss carry forwards may be available to reduce future years’ taxable income. Net loss carryforwards in the amount of $13,494,000 from 2018 onwards can be carried over indefinitely, subject to annual usage limits. Management believes that it appears more likely than not that the Company will not realize these tax benefits due to the Company’s continuing losses for income taxes purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit related to the U.S. net operating loss carry forwards to reduce the asset to zero. Management will review this valuation allowance periodically and will make adjustments as necessary. In 2024, the valuation allowance increased by $1,172,161.